LIBRA SOLUTIONS 2024-1 LLC ABS-15G

Exhibit 99.1

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

Board of Directors and Management of Libra Solutions Intermediate Holdco LLC, Libra 2024-1 LLC, Triumph Capital Markets and Academy Securities, Inc.:

Grant Thornton (“Grant Thornton”, or “we”) has performed the procedures enumerated below, on certain information with respect to attributes of Libra Solutions Intermediate Holdco LLC’s (the “Company”) plaintiff and medical lien receivables as of August 20, 2024 (the “Subject Matter”) related to Libra 2024-1 LLC’s (the “Issuer”) issuance of certain classes of Notes (the “Securitization Transaction”). The Company’s management is responsible for the Databases (as defined herein) accurately representing the information included in the underlying asset documents and the disclosed assumptions and methodologies.

The Company has agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting specified parties in evaluating the Subject Matter. This report may not be suitable for any other purpose. Additionally, the Issuer, Triumph Capital Markets (“Triumph”) and Academy Securities, Inc. (“Academy” and together with the Company, Issuer and Triumph, the “Specified Parties”) have agreed to and acknowledged that the procedures performed are appropriate for their purposes. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.

Consequently, we make no representation regarding the appropriateness of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

The procedures performed on the plaintiff and medical lien receivables and associated findings are as detailed in Sections A and B herein and Appendix B. At the Company’s instruction, for the purposes of our procedures, (i) differences of less or equal to $50, as applicable, were deemed to be in agreement, (ii) different forms of the same first name (for example Deb vs. Debbie vs. Deborah) were deemed to be in agreement (iii) differences due to punctuation were deemed to be in agreement and (iv) for the following date related Characteristics, differences of less than or equal to:

-	5 business days for the Funding Date Characteristic
-	30 days for the Payment Date Characteristics
-	90 days for the Invoice Date Characteristic

were deemed to be in agreement. Unless otherwise indicated, the following are defined for the purposes of our procedures:

•	the phrase “compared” means we checked the information for agreement between sources, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such compared amounts and percentages are deemed to be in agreement if differences were attributable to rounding.

•	the phrase “recomputed” means, if applicable, we recalculated the number through mathematical calculation using the applicable information in the Databases (as defined herein) as the inputs, with any findings being reported unless a deviation tolerance is otherwise noted. If applicable, such recomputed amounts and percentages are deemed to be in agreement if differences were attributable to rounding.
•	the phrase “Source Documents” means a record containing details of a particular transaction or characteristic. Source Documents include the Contract, Lien, Attorney Letter, Letter of Protection, Funding Application, Payable Check Voucher, ACH Screenshot or Invoice (“Payment Support”), Checks, Bank Statements, Libra 2024-1 Modality Tape vs GT Values _ Facillity Type 9.09.2024(the “Modality Table”) and screenshots from the Company’s internal accounting systems (“System Application”).

Due diligence agreed-upon procedures

A.	Databases Agreed Upon Procedures

On August 26, 2024, the Company provided us with computer readable data files (the “Initial Data Files”) containing certain characteristics of the plaintiff and medical lien receivables (the “Plaintiff and Medical Lien Receivables”) included in the Securitization Transaction. The Company provided us with periodic updates received up to and including September 5, 2024 (together with the Initial Data File, the “Databases”). We performed the procedures indicated below on the Plaintiff and Medical Lien Receivables.

As instructed by the Company, Grant Thornton selected, on a random basis, sixty-four (64) plaintiff receivables (“Plaintiff” or “Presettlement”) from the “Libra 2024-1 PS Collateral Pool (8.20.2024).xlsb” file, and thirty-six (36) medical lien receivables (“Medical” or “Non-Presettlement”) from the “Libra 2024-1 ML Collateral Pool (8.20.2024).xlsb” file for a total of 100 receivables, (collectively, the “Initial Sample Assets”). On September 5, 2024, the Company informed us that a provider of Medical Lien Receivables had been removed from the eligible pool and those receivables will no longer be contributed to the securitization. The Company provided to us an updated Medical Lien file, “Libra 2024-1 ML Collateral Pool (8.20.2024)v3.xlsb”, reflecting the removal of such receivables. Of the 100 Initial Sample Assets, five were no longer part of the collateral pool. The Company instructed us to select five (5) replacement receivables (collectively with the Initial Sample Assets, the “Sample Assets”) from the updated Medical Lien tape. For each of the Sample Assets listed on Appendix A, we performed comparisons for certain characteristics (as identified in Exhibit 1) to certain available source documents (the "Source Documents").

Exhibit 1

Characteristics:

	Characteristic	Source Document	Type
1	Case Number	Contract, System Application, Payment Support	Plaintiff
2	Funding Date	Contract, System Application	Plaintiff
3	Customer Name	Contract, System Application, Credit Application	Plaintiff
4	Funding Amount	Contract, System Application, Payment Support	Plaintiff
5	Principal Balance Outstanding	Contract, System Application	Plaintiff
6	Last Payment Date	Contract, System Application	Plaintiff
7	Receivable Type	Contract, System Application	Plaintiff
8	Plantiff State	Contract, System Application, Payment Support	Plantiff
9	Law Firm	Contract, System Application, Payment Support	Plaintiff
10	Case Type	Contract, System Application, Payment Support	Plaintiff
11	Funding Receipts	Contract, System Application, Payment Support	Plaintiff
12	Vendor	Contract, System Application, Payment Support,	Medical
13	Patient ID	Contract, System Application, Payment Support,	Medical
14	UPV (Site Cost)	Contract, System Application, Payment Support	Medical
15	Invoice Date	Contract, System Application, Payment Support	Medical

	Characteristic	Source Document	Type
16	Payment Date	Contract, System Application	Medical
17	Principal Balance Outstanding	Contract, System Application	Medical
18	Modality	Contract, System Application, Payment Support, Modality Table	Medical
19	Proof of Funding	Contract, System Application, Payment Support	Medical

For Characteristic 1, for comparison purposes, we were instructed by the Company to remove the “- #” or “- ##”, where # represents any digit, from the end of the Case Number in the Initial Data Files.

For Characteristic 2, for those Sample Assets where there is greater than a 5 day difference in the comparison between the Database and the Contract Date, we were instructed by the Company to perform an additional comparison to the signature date on the contract. For those Sample Assets that still have a greater than 5 day difference, we were instructed by the Company to compare the funding date on the Payoff Breakdown Screenshot extract from the System Application to the Databases.

For Characteristic 3, we were instructed by the Company to compare only the first and last name and to disregard any middle initial, middle name or suffix.

For Characteristic 12, we were instructed by the Company that the name of the Vendor can be supported by either the Payee or Vendor name on the Payable Check Voucher or ACH Screenshot.

For Characteristic 18, the Company instructed us to use the Modality Table to compare the Vendor modality code on the tape to the modality type on the System Application.

There were no discrepancies in connection with the characteristics listed in Exhibit 1 between the Databases and the Source Documents.

B.	Documentation Agreed Upon Procedures

For each of the Plaintiff Sample Assets, Grant Thornton observed the existence of the following documentation, or compared and agreed information contained within the following documentation (as described below):

-	Inspected the existence of a Funding Application;
-	Inspected the existence of a Signed Contract;
-	Both the customer and Attorney signed the contract, or if the Attorney has not signed the contract, the presence of an Attorney Letter; and
-	Compared and agreed the Name on the Funding Application to the Signed Contract. For those Sample Assets where the Name on the Funding

Application does not match the name on the Signed Contract, we were instructed by the Company to use the Name Matrix provided by the Company to compare against the Signed Contract.

For each of the Medical Lien Sample Assets, Grant Thornton observed the existence of the following documentation, or compared and agreed information contained within the following documentation (as described below):

-	Inspected the signed Contract for signatures from the Company and Vendor;
-	Compared and agreed the Patient ID to the related Invoice / Check Payable Voucher/ACH Screenshot;
-	Compared and agreed the name of the medical facility (vendor) to the signed Contract;
-	Inspected the presence of a signed lien by either the patient or the patient’s attorney; and
-	For those Medical Sample Assets without a lien, inspected that a Letter of Protection (“LOP”) was obtained.

We noted 3 discrepancies in documentation as listed in Appendix B.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Subject Matter. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:

•	Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria, or other requirements;
•	Addressing the value of collateral securing any such assets being securitized;
•	Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations;
•	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization;
•	Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions;
•	Forming any conclusions; and
•	Any other terms or requirements of the transaction that do not appear in this report.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be, and should not be, used by anyone other than these specified parties, including investors and rating agencies, who are not identified as specified parties but who may have access to this report as required by law or regulation.

GRANT THORNTON LLP

/s/ Grant Thornton LLP

Chicago, Illinois

September 12, 2024

APPENDIX A

Selection
#

1

2

3

4

5

6

7

8

9

10

11

12

13

14

15

16

17

18

19

20

21

22

Selection
#

1

2

3

4

5

6

7

8

9

10

11

12

13

Plaintiff Sample Assets Identifier

5114817

5077538

5118044

5177485

5135413

5118100

5197765

5140004

5203548

5180035

5181918

5208456

5199419

5230137

5131385

5173399

5202546

5211201

5156705

5157693

5092320

5118010

Medical Lien Sample Assets Identifier

5150156

5300579

5268181

5252104

5170665

5218779

5149863

5180878

5257157

5203623

5173405

5266667

5254896

Selection #

23

24

25

26

27

28

29

30

31

32

33

34

35

36

37

38

39

40

41

42

43

44

Selection #

14

15

16

17

18

19

20

21

22

23

24

25

26

Plaintiff Sample Assets Identifier

5074930

5116664

5075023

5141381

5109926

5226264

5211252

5077495

5120517

5155589

5161599

5195312

5201317

5202508

5205003

5193760

5230206

5155354

5116718

5181772

5231717

5197942

Medical Lien Sample Assets Identifier

5206983

5158743

5242023

5183050

5159536

5235686

5198836

5246925

5228653

5152838

5301707

5304727

5218620

Selection #

45

46

47

48

49

50

51

52

53

54

55

56

57

58

59

60

61

62

63

64

Selection #

27

28

29

30

31

32

33

34

35

36

Plaintiff Sample Assets Identifier

5105953

5169598

5211024

5176293

5201219

5119091

5203600

5205047

5170912

5095739

5156581

5118094

5106065

5092349

5180165

5199180

5193711

5172477

5117943

5178715

Medical Lien Sample Assets Identifier

5214401

5151552

5114907

5288427

5163331

5255028

5302502

5160366

5222696

5163946

APPENDIX B

Identifier	Characteristic	Value per Database	Value per Source Documents
5170665	Presence of a Signed Lien or LOP	Yes	No
5218779	Presence of a Signed Lien or LOP	Yes	No
5180878	Presence of a Signed Lien or LOP	Yes	No